Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MERGER FUND VL
Entity Central Index Key	0001208133
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000014130 [Member]
Shareholder Report [Line Items]
Fund Name	The Merger Fund® VL
Class Name	Class I
Trading Symbol	MERVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Merger Fund® VL (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
Additional Information Phone Number	1‑800‑367‑5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Merger Fund® VL Class I	$154	1.51%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approach to invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that we believe have the highest probability of closing. We analyze the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. We calculate the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of our individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, we seek to avoid transactions that we believe have low odds of deal completion or are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were SPACs, Endeavor Group Holdings/Silver Lake Management, Catalent/Novo Holdings, Pioneer Natural Resources/Exxon Mobil, and Westrock/Smurfit Kappa Group. The biggest detractors from performance during the period were United States Steel/Nippon Steel, Capri Holdings/Tapestry, Macro Portfolio Hedge, Amedisys/UnitedHealth Group, and Albertsons/Kroger. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SPACs	Positive	Although SPACs are a declining portion of the portfolio, they continued to add value, contributing to the Fund throughout the year.
Endeavor Group Holdings/Silver Lake Management	Positive	The spread between the target company’s current market price and the price offered by the acquiring company tightened after the deal was announced in November 2024, as the market anticipated this deal, which is one of the largest public-to-private transactions in the last decade, would close in the first quarter of 2025.

United States Steel/Nippon Steel	Negative	The agreed-upon acquisition of U.S. Steel by Nippon Steel suffered a mark-to-market loss toward the end of the period amid growing speculation that President Biden would imminently block the deal.
Capri Holdings/Tapestry	Negative	U.S. regulators took action to block the acquisition on antitrust grounds and ultimately secured a victory in that case. The transaction was officially terminated in the fourth quarter of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
The Merger Fund® VL (Class I/MERVX) at NAV(1)	3.53%	3.40%	3.41%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
ICE BofA U.S. Treasury Bill 3 Month Index	5.25%	2.46%	1.77%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 32,436,000
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 335,000
Investment Company Portfolio Turnover	178.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$32,436
Total number of portfolio holdings	458
Total advisory fee paid (‘000s)	$335
Portfolio turnover rate as of the end of the reporting period	178%

Holdings [Text Block]
DEAL COMPOSITION
Type of Buyer
Strategic	84.5%
Financial	15.5%
By Deal Type
Friendly	100.0%
Deal Terms*
Cash	71.8%
Stock with Fixed Exchange Ratio	26.6%
Cash and Stock	1.1%
Risk Reversal	0.5%
*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of December 31, 2024.
Asset Allocation(1)
Financials	26%
Energy	17%
Materials	15%
Information Technology	15%
Communication Services	10%
Consumer Staples	8%
Consumer Discretionary	3%
Industrials	2%
Utilities	2%
Health Care	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.